UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2023
MFS®  Income Fund
MFO-SEM

MFS® Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	39.9%
Investment Grade Corporates	33.6%
High Yield Corporates	12.5%
Collateralized Debt Obligations	11.2%
Emerging Markets Bonds	7.2%
Commercial Mortgage-Backed Securities	3.9%
Municipal Bonds	0.6%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	4.1%
A	9.3%
BBB	33.4%
BB	9.4%
B	7.3%
CCC	1.4%
D (o)	0.0%
U.S. Government	29.5%
Federal Agencies (o)	0.0%
Not Rated	10.6%
Cash & Cash Equivalents	1.4%
Other (q)	(10.4)%

Portfolio facts
Average Duration (d)	6.3
Average Effective Maturity (m)	8.5 yrs.

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.72%	$1,000.00	$1,075.23	$3.70
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
B	Actual	1.47%	$1,000.00	$1,071.64	$7.55
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
C	Actual	1.47%	$1,000.00	$1,069.93	$7.54
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
I	Actual	0.47%	$1,000.00	$1,076.64	$2.42
	Hypothetical (h)	0.47%	$1,000.00	$1,022.46	$2.36
R6	Actual	0.40%	$1,000.00	$1,075.13	$2.06
	Hypothetical (h)	0.40%	$1,000.00	$1,022.81	$2.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,875,907
Boeing Co., 2.95%, 2/01/2030	453,000	402,094
Boeing Co., 5.705%, 5/01/2040	1,359,000	1,363,982
Boeing Co., 5.805%, 5/01/2050	4,282,000	4,259,074
Bombardier, Inc., 7.5%, 2/01/2029 (n)	3,500,000	3,442,305
Moog, Inc., 4.25%, 12/15/2027 (n)	2,965,000	2,787,663
TransDigm, Inc., 6.375%, 6/15/2026	900,000	898,779
TransDigm, Inc., 4.625%, 1/15/2029	9,500,000	8,597,500
		$23,627,304
Asset-Backed & Securitized – 15.2%
ACREC 2021-FL1 Ltd., “D”, FLR, 7.609% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	$2,591,000	$2,368,421
ACREC 2023-FL2 LLC, “AS”, FLR, 7.749% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,421,065
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.598% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	3,162,000	3,000,554
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 8.261% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	1,250,000	1,191,749
Arbor Realty Trust, Inc., CLO, 2019-FL2, “C”, FLR, 7.154% (SOFR - 1mo. + 2.15%), 9/15/2034 (n)	3,000,000	2,910,243
Arbor Realty Trust, Inc., CLO, 2019-FL2, “D”, FLR, 7.454% (SOFR - 30 day + 2.565%), 9/15/2034 (n)	4,000,000	3,816,628
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 7.568% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,713,188
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 5.907% (LIBOR - 1mo. + 1.35%), 12/15/2035 (n)	5,000,000	4,882,495
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.137% (LIBOR - 1mo. + 1.2%), 12/15/2035 (n)	3,925,000	3,817,734
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.437% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	2,000,000	1,915,194
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.937% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,000,000	3,732,780
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.887% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	2,701,000	2,524,875
Arbor Realty Trust, Inc., CLO, 2021-FL2, “AS”, FLR, 6.348% (LIBOR - 1mo. + 1.40%), 5/15/2036 (n)	1,095,000	1,043,392
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	2,596,000	2,447,787

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.897% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	$875,000	$818,218
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	2,000,000	1,878,936
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.798% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	3,500,000	3,205,674
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.148% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	539,000	495,208
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 6.298% (LIBOR - 1mo. + 0.97%), 11/15/2036 (n)	4,730,000	4,613,420
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.648% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	5,000,000	4,879,022
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.248% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	204,000	193,513
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.848% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	5,743,500	5,425,567
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.75% (SOFR - 30 day + 3%), 1/15/2037 (n)	2,800,000	2,563,058
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 8.5% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	3,977,622
Arbor Realty Trust, Inc., CLO, 2022-FL2, “D”, FLR, 9.24% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	7,804,476
AREIT 2019-CRE3 Trust, “D”, FLR, 7.646% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,539,057
AREIT 2022-CRE6 Trust, “E”, FLR, 8.158% (SOFR - 30 day + 3.4%), 1/16/2037 (n)	4,500,000	3,912,975
AREIT 2022-CRE7 LLC, “B”, FLR, 8.133% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	5,895,780
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.35% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	2,083,333	1,973,918
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.625% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	68,526	88,731
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	448,359
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.347%, 12/15/2055	3,226,076	3,429,787
BDS 2021-FL9 Ltd., “C”, FLR, 6.859% (LIBOR - 1mo. + 1.9%), 11/16/2038 (n)	4,254,000	4,018,116
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	911,416
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,417,851
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.748% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	1,231,000	1,135,790
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.948% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,433,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	$1,300,000	$1,177,129
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.698% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	3,418,500	3,087,425
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.55% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,749,140
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	197,182	186,467
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	258,983	239,392
BXMT 2021-FL4 Ltd., “B”, FLR, 6.498% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,123,000	1,981,647
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	717,837
CHCP 2021-FL1 Ltd., “B”, FLR, 6.654% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	3,500,000	3,314,981
CHCP 2021-FL1 Ltd., “C”, FLR, 7.104% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	549,500	517,360
CLNC 2019-FL1 Ltd., “C”, FLR, 7.432% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,622,080
Columbia Cent CLO 28 Ltd., “B-R”, 7.47%, 11/07/2030 (n)	2,083,333	1,991,423
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	1,044,471	1,009,862
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,078,036
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,117,795
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,605,109
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,742,787
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	882,609	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.06% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,477,993
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.312% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	2,000,000	1,905,794
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	44,760	44,708
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,939,306
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 8.5% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,315,806
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 7.35% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	2,950,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KREF 2021-FL2 Ltd., “D”, FLR, 7.148% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	$1,837,000	$1,666,679
LCCM 2021-FL2 Trust, “C”, FLR, 7.098% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	3,212,500	2,938,747
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.498% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,738,782
LoanCore 2018-CRE1 Ltd., “C”, FLR, 6.898% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,355,850	1,259,399
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.398% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,278,698
LoanCore 2021-CRE5 Ltd., “C”, FLR, 7.298% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,803,647
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.292% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	3,000,000	2,880,051
MF1 2020-FL4 Ltd., “AS”, FLR, 7.104% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	5,547,500	5,453,007
MF1 2020-FL4 Ltd., “B”, FLR, 7.754% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,215,866
MF1 2020-FL4 Ltd., “C”, FLR, 8.604% (SOFR - 1mo. + 3.7145%), 11/15/2035 (n)	6,500,000	6,433,805
MF1 2021-FL5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,354,000	4,199,842
MF1 2021-FL5 Ltd., “C”, FLR, 6.704% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,250,000	2,102,881
MF1 2021-FL5 Ltd., “D”, FLR, 7.504% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	3,000,000	2,831,787
MF1 2021-FL6 Ltd., “AS”, FLR, 6.409% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)	2,100,000	2,021,629
MF1 2021-FL6 Ltd., “C”, FLR, 6.809% (LIBOR - 1mo. + 1.85%), 7/16/2036 (n)	3,357,603	3,136,582
MF1 2022-FL10 Ltd., “B”, FLR, 8.652% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,403,701
MF1 2022-FL8 Ltd., “A”, FLR, 6.132% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	9,026,000	8,791,324
MF1 2022-FL8 Ltd., “E”, FLR, 7.932% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,049,689
MF1 2022-FL9 Ltd., “B”, FLR, 8.067% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	6,816,334
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.11% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	2,286,610	2,176,064
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.3%, 4/20/2034 (n)	1,750,000	1,668,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.623% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	$3,236,356	$3,098,219
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	10,000,000	9,963,110
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 6.815% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	865,878
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 6.06% (LIBOR - 3mo. + 0.8%), 10/15/2029 (n)	3,772,672	3,727,901
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 6.546% (SOFR - 3mo. + 1.56%), 1/15/2031 (n)	6,843,303	6,810,619
Parallel 2015-1A Ltd., “DR”, FLR, 7.8% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,735,127
PFP III 2021-7 Ltd., “C”, FLR, 6.596% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	431,478	396,009
PFP III 2021-8 Ltd., “D”, FLR, 7.096% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	4,274,000	3,949,540
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 6.965% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,432,380
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.97% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	1,770,000	1,581,394
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.9% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	999,813
Starwood Commercial Mortgage, 2021-FL2, “D”, 7.759%, 4/18/2038 (n)	3,000,000	2,547,788
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 7.5% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,535,209
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.797% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,700,000	2,619,335
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	982,420
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.548% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,737,638	1,560,873
Voya CLO 2016-1A Ltd., “A2R”, FLR, 6.61% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	956,079
Voya CLO 2016-1A Ltd., “BR”, FLR, 7.11% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,686,800
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,626,556
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,244,383
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,399,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	$1,500,000	$1,438,309
		$283,643,148
Automotive – 0.7%
Hyundai Capital America, 2.1%, 9/15/2028 (n)	$2,000,000	$1,704,258
Hyundai Capital America, 6.375%, 4/08/2030 (n)	6,896,000	7,254,363
Stellantis N.V., 2.691%, 9/15/2031 (n)	5,147,000	4,192,208
		$13,150,829
Broadcasting – 1.0%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$647,496
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	4,400,000	2,820,489
iHeartCommunications, Inc., 8.375%, 5/01/2027	4,000,000	2,639,546
Prosus N.V., 3.257%, 1/19/2027 (n)	1,975,000	1,806,146
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	6,626,000	5,884,948
Warnermedia Holdings, Inc., 5.141%, 3/15/2052	7,295,000	5,829,124
		$19,627,749
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$3,272,000	$2,822,100
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,638,905
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,300,000	1,167,627
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	7,698,000	6,831,975
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	1,958,000	1,951,354
Raymond James Financial, Inc., 4.65%, 4/01/2030	1,069,000	1,059,254
		$16,471,215
Building – 1.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$1,000,000	$915,501
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	9,152,000	7,962,240
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	5,955,726
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	4,600,000	3,640,424
		$18,473,891
Business Services – 1.5%
Fiserv, Inc., 5.6%, 3/02/2033	$5,570,000	$5,808,182
Global Payments, Inc., 2.9%, 5/15/2030	3,563,000	3,053,594
Global Payments, Inc., 2.9%, 11/15/2031	8,169,000	6,769,085
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,700,000	2,347,613
RELX Capital, Inc., 3%, 5/22/2030	674,000	606,032
Verisk Analytics, Inc., 5.75%, 4/01/2033	8,999,000	9,486,660
		$28,071,166

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$5,300,000	$4,450,407
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	6,000,000	4,570,442
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,188,287
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,275,470
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	6,100,000	4,377,860
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	9,200,000	8,194,724
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,546,917
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	9,000,000	7,584,107
		$36,188,214
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,600,000	$3,113,106
Computer Software – 0.8%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$7,000,000	$6,304,142
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	1,388,000	1,402,984
Oracle Corp., 6.15%, 11/09/2029	4,021,000	4,266,540
Oracle Corp., 4.9%, 2/06/2033	1,265,000	1,246,300
Oracle Corp., 5.55%, 2/06/2053	1,400,000	1,345,030
		$14,564,996
Computer Software - Systems – 0.4%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$6,965,000	$6,741,535
Conglomerates – 2.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,500,000	$2,288,267
Gates Global LLC, 6.25%, 1/15/2026 (n)	3,000,000	2,970,000
nVent Finance S.à r.l., 5.65%, 5/15/2033 (w)	9,324,000	9,415,574
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	4,486,000	4,570,388
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	11,270,000	11,492,982
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	7,534,000	7,478,810
		$38,216,021
Construction – 0.4%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$4,900,000	$4,558,448
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	2,333,000	2,311,560
		$6,870,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.5%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	$8,500,000	$7,432,570
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	2,275,000	2,089,029
		$9,521,599
Consumer Services – 1.1%
Expedia Group, Inc., 3.25%, 2/15/2030	$3,950,000	$3,471,389
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	1,800,000	1,695,852
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	4,700,000	3,839,430
Meituan, 3.05%, 10/28/2030 (n)	4,581,000	3,628,982
Meituan, 3.05%, 10/28/2030	2,005,000	1,588,323
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	7,500,000	5,568,750
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	256,939
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	612,326
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	185,711
		$20,847,702
Containers – 0.3%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$5,529,000	$5,532,221
Electronics – 0.9%
Broadcom, Inc., 4.3%, 11/15/2032	$5,334,000	$4,890,753
Broadcom, Inc., 3.187%, 11/15/2036 (n)	6,075,000	4,623,098
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030	1,305,000	1,173,125
SK Hynix, Inc., 6.375%, 1/17/2028 (n)	6,274,000	6,309,068
		$16,996,044
Emerging Market Quasi-Sovereign – 1.1%
Banco do Brasil S.A. (Cayman Branch), 6.25%, 4/18/2030 (n)	$3,156,000	$3,137,064
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)	2,980,000	2,851,598
Huarong Finance Co. Ltd. (People’s Republic of China), 3.375%, 2/24/2030	4,145,000	3,028,566
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	2,618,000	2,372,693
Petroleos Mexicanos, 5.95%, 1/28/2031	3,769,000	2,785,586
Power Finance Corp. Ltd. (Republic of India), 3.35%, 5/16/2031	2,778,000	2,344,718
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026	2,499,000	2,307,254
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)	2,506,000	2,408,552
		$21,236,031

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 1.7%
Dominican Republic, 4.875%, 9/23/2032 (n)		$2,295,000	$1,975,974
Hashemite Kingdom of Jordan, 7.5%, 1/13/2029 (n)		2,194,000	2,193,605
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		3,604,000	3,039,253
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		3,150,000	3,262,978
Republic of Angola, 8%, 11/26/2029		3,070,000	2,578,800
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		3,465,000	3,524,198
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,552,295
Republic of South Africa, 7.3%, 4/20/2052		$5,256,000	4,475,085
Republic of Turkey, 9.375%, 1/19/2033		2,960,000	2,983,680
United Mexican States, 7.75%, 5/29/2031	MXN	130,900,000	6,830,141
			$32,416,009
Energy - Independent – 0.8%
Energean PLC, 6.5%, 4/30/2027 (n)		$1,781,000	$1,612,517
EQT Corp., 5%, 1/15/2029		9,349,000	8,949,226
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	1,698,761
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		3,625,000	3,280,434
			$15,540,938
Energy - Integrated – 0.3%
Cenovus Energy, Inc., 3.75%, 2/15/2052		$2,700,000	$1,961,521
Eni S.p.A., 4%, 9/12/2023 (n)		1,342,000	1,340,254
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,685,000	1,623,112
			$4,924,887
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$2,698,000	$2,510,434
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,095,364
Air Lease Corp., 5.85%, 12/15/2027		9,322,000	9,432,986
Air Lease Corp., 2.875%, 1/15/2032		5,633,000	4,618,969
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,091,396
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	8,368,793
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		3,624,681	3,235,825
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,639,803
SMBC Aviation Capital Finance DAC, 5.449%, 5/03/2028 (n)(w)		2,787,000	2,790,878
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)(d)		1,057,000	211,888
			$38,996,336

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$874,509	$818,996
Bacardi Ltd., 5.15%, 5/15/2038 (n)	955,000	922,128
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,293,000	2,138,289
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,800,000	1,718,550
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)	4,179,000	4,004,109
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	9,000,000	8,128,937
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	2,536,000	2,155,628
		$19,886,637
Gaming & Lodging – 1.1%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	$4,429,000	$4,468,529
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	1,276,000	1,035,094
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	2,062,000	1,828,872
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	400,000	349,995
Marriott International, Inc., 4.9%, 4/15/2029	1,410,000	1,401,758
Marriott International, Inc., 4.625%, 6/15/2030	5,561,000	5,400,641
Marriott International, Inc., 2.85%, 4/15/2031	654,000	557,629
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,681,795
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,700,000	2,510,433
		$21,234,746
Insurance – 0.6%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	$473,000	$390,700
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,412,000	1,105,174
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052 (n)	4,850,000	4,391,554
Equitable Holdings, Inc., 5.594%, 1/11/2033	6,136,000	6,099,728
		$11,987,156
Insurance - Health – 0.5%
Humana, Inc., 5.875%, 3/01/2033	$6,962,000	$7,498,867
Humana, Inc., 5.5%, 3/15/2053	1,273,000	1,298,408
		$8,797,275
Insurance - Property & Casualty – 2.8%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,750,000	$4,434,094
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,099,738
American International Group, Inc., 5.125%, 3/27/2033	5,455,000	5,480,655
Aon Corp., 4.5%, 12/15/2028	2,909,000	2,875,094
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,471,000	2,088,544
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/2033	7,000,000	7,240,951
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,284,594
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	1,983,179

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Brown & Brown, Inc., 4.95%, 3/17/2052	$4,125,000	$3,556,166
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,165,104
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	384,446
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	9,062,000	8,970,476
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,206,500
		$51,769,541
Machinery & Tools – 1.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$7,047,000	$6,960,520
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	4,819,000	4,791,001
CNH Industrial N.V., 3.85%, 11/15/2027	1,025,000	984,828
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	5,000,000	5,175,000
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	5,000,000	5,312,500
		$23,223,849
Major Banks – 5.9%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$3,789,000	$3,067,195
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	554,932
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	8,268,000	6,789,333
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,957,935
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	5,000,000	5,033,429
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,139,713
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,752,750
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,291,086
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	8,215,000	9,047,073
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,336,050
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,193,385
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	1,918,905
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,061,363
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,571,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	$4,410,000	$3,794,660
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	856,750
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	450,240
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,010,878
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	629,188
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,420,671
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,950,493
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,206,595
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	1,571,000	1,632,746
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,050,401
UBS Group AG, 5.959%, 1/12/2034 (n)	3,000,000	3,065,998
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	1,894,063
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,530,191
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	5,515,000	4,710,071
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	4,571,000	3,989,840
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,163,871
		$110,070,955
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,234,092
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,455,531
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,100,000	3,571,383
HCA, Inc., 5.125%, 6/15/2039	3,185,000	2,994,809
HCA, Inc., 4.625%, 3/15/2052 (n)	7,619,000	6,319,691
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,257,375
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	554,472
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	5,300,000	4,429,210
Tower Health, 4.451%, 2/01/2050	1,730,000	774,175
		$31,590,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.6%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$992,000	$863,675
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	1,161,000	983,254
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	4,251,000	4,245,569
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	5,361,000	4,541,463
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	3,500,000	3,255,000
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,678,264
Novelis Corp., 3.25%, 11/15/2026 (n)	250,000	228,866
Novelis Corp., 3.875%, 8/15/2031 (n)	8,100,000	6,782,944
Prumo Participacoes e Investimentos S.A., 7.5%, 12/31/2031	3,276,514	3,043,062
		$30,622,097
Midstream – 3.0%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$1,988,630
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	963,000	789,777
DCP Midstream Operating, LP, 3.25%, 2/15/2032	7,368,000	6,295,882
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,221,404
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,797,826
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,554,759
Energy Transfer LP, 5.75%, 2/15/2033	7,766,000	7,918,276
MPLX LP, 4.5%, 4/15/2038	2,200,000	1,975,059
MPLX LP, 4.95%, 3/14/2052	3,699,000	3,202,013
Peru LNG, 5.375%, 3/22/2030	2,884,000	2,328,830
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,671,029
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	3,285,000	3,180,888
Targa Resources Corp., 6.125%, 3/15/2033	5,394,000	5,631,426
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,575,398
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	7,000,000	7,098,049
		$56,229,246
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$7,615	$7,862
Fannie Mae, 3%, 2/25/2033 (i)	211,847	18,998
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	23,556	24,344
Fannie Mae, 6%, 11/01/2034	77,648	80,608
Fannie Mae, UMBS, 2.5%, 3/01/2050	49,864	43,472
Freddie Mac, 1.041%, 4/25/2024 (i)	65,080	419
Ginnie Mae, 3%, 9/20/2047	88,357	81,621
		$257,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,205,000	$1,101,597
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,384,735
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,266,063
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,185,688
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,235,007
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	21,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	455,000	316,225
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,051,748
		$10,562,138
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,529,277
Network & Telecom – 0.1%
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028	$3,520,000	$2,319,123
Oil Services – 0.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$2,854,423	$2,489,462
Oils – 0.1%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	$3,294,918	$2,532,042
Other Banks & Diversified Financials – 2.5%
Ally Financial, Inc., 6.7%, 2/14/2033	$10,634,000	$9,595,471
Discover Financial Services, 6.7%, 11/29/2032	11,552,000	12,222,987
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,683,091
Northern Trust Corp., 6.125%, 11/02/2032	6,550,000	7,004,939
Synchrony Financial, 7.25%, 2/02/2033	9,603,000	8,834,724
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	1,424,000	1,320,760
		$46,661,972
Personal Computers & Peripherals – 0.3%
NCR Corp., 5.125%, 4/15/2029 (n)	$6,000,000	$5,189,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.7%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$3,000,000	$2,757,195
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	6,000,000	5,520,027
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029	3,907,000	4,091,254
		$12,368,476
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$9,926,000	$9,893,818
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026	$3,500,000	$2,930,270
Real Estate - Office – 0.5%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$7,442,000	$5,593,461
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	5,000,000	3,596,066
		$9,189,527
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,905,058
Specialty Stores – 0.8%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$12,443,000	$10,316,909
Genuine Parts Co., 2.75%, 2/01/2032	5,031,000	4,245,938
		$14,562,847
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$1,237,000	$1,173,599
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,176,998
Crown Castle, Inc., REIT, 4.15%, 7/01/2050	2,318,000	1,872,019
CT Trust, 5.125%, 2/03/2032 (n)	765,000	631,276
Rogers Communications, Inc., 4.35%, 5/01/2049	7,277,000	5,844,580
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	2,147,000	1,760,478
SBA Communications Corp., 3.125%, 2/01/2029	1,400,000	1,197,701
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032	2,583,000	2,358,907
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,899,000	1,705,645
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,632,034
		$25,353,237
Tobacco – 1.7%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,772,394
B.A.T. Capital Corp., 4.742%, 3/16/2032	10,652,000	9,952,084
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	8,569,000	8,850,419
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,861,480
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,119,793
		$32,556,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation – 0.2%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$3,725,000	$2,805,854
Transportation - Services – 0.3%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	$2,461,000	$2,302,880
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	789,476
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,471,805
		$5,564,161
U.S. Treasury Obligations – 29.3%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$24,848,129
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	8,219,426
U.S. Treasury Bonds, 2.375%, 2/15/2042	91,500,000	73,846,933
U.S. Treasury Bonds, 4%, 11/15/2042	54,629,000	56,267,870
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	6,129,046
U.S. Treasury Bonds, 2.375%, 11/15/2049	9,526,900	7,368,834
U.S. Treasury Bonds, 1.625%, 11/15/2050	8,400,000	5,398,641
U.S. Treasury Bonds, 2.25%, 2/15/2052	57,200,000	42,683,266
U.S. Treasury Notes, 4.25%, 9/30/2024	69,800,000	69,620,047
U.S. Treasury Notes, 4.25%, 12/31/2024	62,000,000	61,970,937
U.S. Treasury Notes, 0.25%, 9/30/2025	15,700,000	14,414,562
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	80,685,000
U.S. Treasury Notes, 2.5%, 3/31/2027	99,700,000	95,673,055
		$547,125,746
Utilities - Electric Power – 2.4%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$705,195
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	1,041,012
American Electric Power Co., Inc., 5.95%, 11/01/2032	3,437,000	3,679,577
Calpine Corp., 5.125%, 3/15/2028 (n)	5,000,000	4,618,545
Calpine Corp., 3.75%, 3/01/2031 (n)	4,900,000	4,179,111
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	8,619,000	9,643,710
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,280,761
FirstEnergy Corp., 5.1%, 7/15/2047	838,000	773,290
Greenko Power II Ltd., 4.3%, 12/13/2028	2,865,000	2,479,467
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	3,002,000	2,850,120
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,000,000	925,000
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	304,538
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,793,000	1,680,579
Pacific Gas & Electric Co., 5.45%, 6/15/2027	4,527,000	4,496,037
Pacific Gas & Electric Co., 3%, 6/15/2028	614,000	545,954
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	1,466,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	$2,580,000	$2,179,719
		$44,849,080
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$2,626,000	$2,421,647
Total Bonds (Identified Cost, $1,901,047,463)		$1,826,250,414
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $34,241,332)	34,240,377	$34,247,226

Other Assets, Less Liabilities – 0.5%		8,879,277
Net Assets – 100.0%		$1,869,376,917

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,247,226 and $1,826,250,414, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $697,454,629, representing 37.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thai Baht
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
THB	112,981,431	USD	3,250,329	JPMorgan Chase Bank N.A.	6/13/2023	$75,546
USD	4,191,351	MYR	18,427,277	Barclays Bank PLC	5/15/2023	56,264
USD	2,359,918	PHP	128,190,732	Merrill Lynch International	5/16/2023	46,358
						$178,168
Liability Derivatives
MYR	18,427,277	USD	4,304,131	Barclays Bank PLC	5/15/2023	$(169,044)
PHP	128,190,732	USD	2,314,330	Merrill Lynch International	5/16/2023	(770)
USD	1,665,783	EUR	1,511,723	HSBC Bank	7/21/2023	(7,577)
USD	3,293,439	THB	112,981,431	JPMorgan Chase Bank N.A.	6/13/2023	(32,435)
						$(209,826)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	625	$128,852,539	June – 2023	$801,948
U.S. Treasury Note 5 yr	Long	USD	701	76,929,274	June – 2023	1,672,395
U.S. Treasury Ultra Bond	Long	USD	257	36,341,406	June – 2023	1,022,322
						$3,496,665
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	393	$47,731,078	June – 2023	$(567,718)
At April 30, 2023, the fund had liquid securities with an aggregate value of $3,210,408 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,901,047,463)	$1,826,250,414
Investments in affiliated issuers, at value (identified cost, $34,241,332)	34,247,226
Cash	218,469
Receivables for
Forward foreign currency exchange contracts	178,168
Net daily variation margin on open futures contracts	444,836
Investments sold	1,575,522
Fund shares sold	21,400,835
Interest	17,322,120
Receivable from investment adviser	982
Other assets	95,942
Total assets	$1,901,734,514
Liabilities
Payables for
Distributions	$68,553
Forward foreign currency exchange contracts	209,826
Investments purchased	16,633,902
When-issued investments purchased	12,079,903
Fund shares reacquired	2,988,807
Payable to affiliates
Administrative services fee	3,022
Shareholder servicing costs	264,148
Distribution and service fees	13,934
Payable for independent Trustees' compensation	1,300
Accrued expenses and other liabilities	94,202
Total liabilities	$32,357,597
Net assets	$1,869,376,917
Net assets consist of
Paid-in capital	$1,982,505,580
Total distributable earnings (loss)	(113,128,663)
Net assets	$1,869,376,917
Shares of beneficial interest outstanding	312,100,418

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$446,271,533	74,411,204	$6.00
Class B	1,729,659	290,351	5.96
Class C	14,695,240	2,473,049	5.94
Class I	989,865,389	165,386,977	5.99
Class R6	416,815,096	69,538,837	5.99

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.27 [100 / 95.75 x $6.00]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$36,942,894
Dividends from affiliated issuers	567,972
Total investment income	$37,510,866
Expenses
Management fee	$3,559,287
Distribution and service fees	561,206
Shareholder servicing costs	499,012
Administrative services fee	113,397
Independent Trustees' compensation	10,362
Custodian fee	45,177
Shareholder communications	31,723
Audit and tax fees	39,951
Legal fees	2,385
Miscellaneous	148,949
Total expenses	$5,011,449
Fees paid indirectly	(1,554)
Reduction of expenses by investment adviser and distributor	(1,094,194)
Net expenses	$3,915,701
Net investment income (loss)	$33,595,165
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,821,973)
Affiliated issuers	(17,895)
Futures contracts	(7,320,337)
Forward foreign currency exchange contracts	(143,671)
Foreign currency	14,317
Net realized gain (loss)	$(12,289,559)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$66,343,075
Affiliated issuers	5,118
Futures contracts	11,105,974
Forward foreign currency exchange contracts	(17,002)
Translation of assets and liabilities in foreign currencies	11,446
Net unrealized gain (loss)	$77,448,611
Net realized and unrealized gain (loss)	$65,159,052
Change in net assets from operations	$98,754,217
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$33,595,165	$24,434,770
Net realized gain (loss)	(12,289,559)	(28,118,934)
Net unrealized gain (loss)	77,448,611	(156,826,220)
Change in net assets from operations	$98,754,217	$(160,510,384)
Total distributions to shareholders	$(33,407,078)	$(30,562,894)
Change in net assets from fund share transactions	$745,698,994	$655,076,090
Total change in net assets	$811,046,133	$464,002,812
Net assets
At beginning of period	1,058,330,784	594,327,972
At end of period	$1,869,376,917	$1,058,330,784
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$5.70	$7.05	$7.04	$6.80	$6.27	$6.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.16	$0.14	$0.18	$0.20	$0.20
Net realized and unrealized gain (loss)	0.30	(1.28)	0.04	0.25	0.53	(0.38)
Total from investment operations	$0.43	$(1.12)	$0.18	$0.43	$0.73	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.16)	$(0.19)	$(0.20)	$(0.19)
From net realized gain	—	(0.07)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.23)	$(0.17)	$(0.19)	$(0.20)	$(0.19)
Net asset value, end of period (x)	$6.00	$5.70	$7.05	$7.04	$6.80	$6.27
Total return (%) (r)(s)(t)(x)	7.52(n)	(16.28)	2.67	6.46	11.86	(2.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87(a)	0.93	0.95	0.99	1.09	1.09
Expenses after expense reductions (f)(h)	0.72(a)	0.73	0.73	0.76	1.02	1.04
Net investment income (loss)	4.38(a)	2.55	2.02	2.64	3.05	3.04
Portfolio turnover	11(n)	55	64	95	103	66
Net assets at end of period (000 omitted)	$446,272	$349,679	$329,668	$250,293	$210,404	$191,061
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$5.66	$7.00	$6.99	$6.76	$6.22	$6.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.11	$0.09	$0.13	$0.15	$0.15
Net realized and unrealized gain (loss)	0.29	(1.27)	0.04	0.24	0.54	(0.39)
Total from investment operations	$0.40	$(1.16)	$0.13	$0.37	$0.69	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.11)	$(0.11)	$(0.14)	$(0.15)	$(0.14)
From net realized gain	—	(0.07)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.18)	$(0.12)	$(0.14)	$(0.15)	$(0.14)
Net asset value, end of period (x)	$5.96	$5.66	$7.00	$6.99	$6.76	$6.22
Total return (%) (r)(s)(t)(x)	7.16(n)	(16.90)	1.91	5.54	11.27	(3.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.63(a)	1.68	1.70	1.74	1.84	1.84
Expenses after expense reductions (f)(h)	1.47(a)	1.48	1.48	1.51	1.78	1.80
Net investment income (loss)	3.62(a)	1.68	1.30	1.92	2.31	2.28
Portfolio turnover	11(n)	55	64	95	103	66
Net assets at end of period (000 omitted)	$1,730	$2,005	$4,365	$6,402	$11,016	$13,331
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$5.65	$6.98	$6.97	$6.74	$6.21	$6.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.11	$0.09	$0.13	$0.15	$0.15
Net realized and unrealized gain (loss)	0.28	(1.26)	0.04	0.24	0.53	(0.38)
Total from investment operations	$0.39	$(1.15)	$0.13	$0.37	$0.68	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.11)	$(0.11)	$(0.14)	$(0.15)	$(0.14)
From net realized gain	—	(0.07)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.18)	$(0.12)	$(0.14)	$(0.15)	$(0.14)
Net asset value, end of period (x)	$5.94	$5.65	$6.98	$6.97	$6.74	$6.21
Total return (%) (r)(s)(t)(x)	6.99(n)	(16.81)	1.91	5.55	11.12	(3.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.62(a)	1.68	1.70	1.74	1.84	1.84
Expenses after expense reductions (f)(h)	1.47(a)	1.48	1.48	1.51	1.78	1.80
Net investment income (loss)	3.61(a)	1.74	1.30	1.90	2.31	2.26
Portfolio turnover	11(n)	55	64	95	103	66
Net assets at end of period (000 omitted)	$14,695	$10,201	$14,461	$19,035	$17,783	$19,834
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$5.69	$7.03	$7.03	$6.79	$6.26	$6.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.18	$0.16	$0.20	$0.21	$0.21
Net realized and unrealized gain (loss)	0.29	(1.28)	0.03	0.25	0.54	(0.38)
Total from investment operations	$0.43	$(1.10)	$0.19	$0.45	$0.75	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.17)	$(0.18)	$(0.21)	$(0.22)	$(0.20)
From net realized gain	—	(0.07)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.24)	$(0.19)	$(0.21)	$(0.22)	$(0.20)
Net asset value, end of period (x)	$5.99	$5.69	$7.03	$7.03	$6.79	$6.26
Total return (%) (r)(s)(t)(x)	7.66(n)	(15.97)	2.78	6.73	12.15	(2.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62(a)	0.68	0.70	0.74	0.84	0.84
Expenses after expense reductions (f)(h)	0.47(a)	0.48	0.48	0.51	0.77	0.80
Net investment income (loss)	4.62(a)	2.92	2.26	2.86	3.28	3.25
Portfolio turnover	11(n)	55	64	95	103	66
Net assets at end of period (000 omitted)	$989,865	$439,494	$159,393	$114,592	$50,067	$46,277
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$5.70	$7.04	$7.04	$6.80	$6.27	$6.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.19	$0.16	$0.20	$0.22	$0.15
Net realized and unrealized gain (loss)	0.29	(1.28)	0.04	0.25	0.53	(0.22)
Total from investment operations	$0.43	$(1.09)	$0.20	$0.45	$0.75	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.19)	$(0.21)	$(0.22)	$(0.14)
From net realized gain	—	(0.07)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.25)	$(0.20)	$(0.21)	$(0.22)	$(0.14)
Net asset value, end of period (x)	$5.99	$5.70	$7.04	$7.04	$6.80	$6.27
Total return (%) (r)(s)(t)(x)	7.51(n)	(15.87)	2.87	6.81	12.22	(1.03)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55(a)	0.60	0.61	0.66	0.76	0.72(a)
Expenses after expense reductions (f)(h)	0.40(a)	0.40	0.40	0.43	0.70	0.71(a)
Net investment income (loss)	4.69(a)	2.99	2.28	2.95	3.37	3.53(a)
Portfolio turnover	11(n)	55	64	95	103	66
Net assets at end of period (000 omitted)	$416,815	$256,953	$86,441	$26,095	$14,141	$12,798

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	For financial highlights through October 31, 2018, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, March 2, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$547,125,746	$—	$547,125,746
Non - U.S. Sovereign Debt	—	53,652,040	—	53,652,040
Municipal Bonds	—	10,562,138	—	10,562,138
U.S. Corporate Bonds	—	625,066,997	—	625,066,997
Residential Mortgage-Backed Securities	—	257,324	—	257,324
Commercial Mortgage-Backed Securities	—	72,175,687	—	72,175,687
Asset-Backed Securities (including CDOs)	—	211,467,461	—	211,467,461
Foreign Bonds	—	305,943,021	—	305,943,021
Mutual Funds	34,247,226	—	—	34,247,226
Total	$34,247,226	$1,826,250,414	$—	$1,860,497,640
Other Financial Instruments
Futures Contracts – Assets	$3,496,665	$—	$—	$3,496,665
Futures Contracts – Liabilities	(567,718)	—	—	(567,718)
Forward Foreign Currency Exchange Contracts – Assets	—	178,168	—	178,168
Forward Foreign Currency Exchange Contracts – Liabilities	—	(209,826)	—	(209,826)
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$31,743
Realized gain (loss)	34,880
Change in unrealized appreciation or depreciation	(31,743)
Disposed of as part of a corporate action	(34,880)
Balance as of 4/30/23	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$3,496,665	$(567,718)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	178,168	(209,826)
Total		$3,674,833	$(777,544)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(7,320,337)	$—
Foreign Exchange	—	(143,671)
Total	$(7,320,337)	$(143,671)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$11,105,974	$—
Foreign Exchange	—	(17,002)
Total	$11,105,974	$(17,002)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$25,309,459
Long-term capital gains	5,253,435
Total distributions	$30,562,894

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$1,938,295,088
Gross appreciation	14,805,750
Gross depreciation	(92,603,198)
Net unrealized appreciation (depreciation)	$(77,797,448)
As of 10/31/22
Undistributed ordinary income	4,560,144
Capital loss carryforwards	(36,073,087)
Other temporary differences	(3,194,235)
Net unrealized appreciation (depreciation)	(143,768,624)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(20,548,333)
Long-Term	(15,524,754)
Total	$(36,073,087)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/23	Year ended 10/31/22
Class A	$8,553,144	$12,152,878
Class B	32,417	89,235
Class C	205,901	352,211
Class I	17,059,353	11,025,908
Class R6	7,556,263	6,942,662
Total	$33,407,078	$30,562,894

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.40%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion . This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $615,871, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $95,889, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this reduction amounted to $382,356, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,992 for the six months ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 494,407
Class B	0.75%	0.25%	1.00%	1.00%	9,172
Class C	0.75%	0.25%	1.00%	1.00%	57,627
Total Distribution and Service Fees					$561,206
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2023, this rebate amounted to $78 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2023, were as follows:
Amount
Class A	$14,511
Class B	479
Class C	1,062
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2023, the fee was $71,524, which equated to 0.0097% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $427,488.

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 34 shares of Class R6 for an aggregate amount of $211.
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than short term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$236,601,684	$120,940,603
Non-U.S. Government securities	665,238,177	35,876,035
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,084,468	$107,458,313	25,801,280	$166,081,925
Class B	10,347	61,379	28,547	181,009
Class C	1,032,251	6,078,164	485,282	3,099,644
Class I	115,674,020	682,723,555	88,037,884	560,940,244
Class R6	31,137,648	184,710,847	42,237,750	272,061,000
	165,938,734	$981,032,258	156,590,743	$1,002,363,822

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,409,664	$8,384,505	1,840,707	$11,848,014
Class B	5,384	31,794	13,128	85,953
Class C	34,898	205,691	54,363	351,725
Class I	2,860,065	16,995,226	1,743,850	10,927,238
Class R6	1,246,369	7,409,991	1,102,754	6,923,945
	5,556,380	$33,027,207	4,754,802	$30,136,875
Shares reacquired
Class A	(6,454,242)	$(38,232,529)	(13,060,725)	$(82,828,010)
Class B	(79,600)	(467,165)	(311,278)	(1,999,755)
Class C	(400,945)	(2,350,846)	(804,219)	(5,087,016)
Class I	(30,425,081)	(180,192,094)	(35,164,107)	(222,324,945)
Class R6	(7,962,979)	(47,117,837)	(10,494,765)	(65,184,881)
	(45,322,847)	$(268,360,471)	(59,835,094)	$(377,424,607)
Net change
Class A	13,039,890	$77,610,289	14,581,262	$95,101,929
Class B	(63,869)	(373,992)	(269,603)	(1,732,793)
Class C	666,204	3,933,009	(264,574)	(1,635,647)
Class I	88,109,004	519,526,687	54,617,627	349,542,537
Class R6	24,421,038	145,003,001	32,845,739	213,800,064
	126,172,267	$745,698,994	101,510,451	$655,076,090
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $2,845 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,543,970	$630,036,506	$634,320,473	$(17,895)	$5,118	$34,247,226

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$567,972	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2023
MFS®  Global Growth Fund
WGF-SEM

MFS® Global Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	5.4%
Alphabet, Inc., “A”	5.0%
Visa, Inc., “A”	3.0%
Accenture PLC, “A”	2.8%
Church & Dwight Co., Inc.	2.8%
Canadian Pacific Kansas City Ltd.	2.6%
Apple, Inc.	2.5%
Tencent Holdings Ltd.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
Boston Scientific Corp.	2.1%
GICS equity sectors (g)
Information Technology	29.2%
Health Care	12.6%
Consumer Discretionary	12.2%
Communication Services	11.6%
Industrials	11.0%
Consumer Staples	9.7%
Financials	8.0%
Materials	2.1%
Real Estate	1.3%
Utilities	1.3%
Issuer country weightings (x)
United States	68.7%
Canada	5.4%
United Kingdom	4.3%
Switzerland	3.8%
China	3.4%
France	3.4%
South Korea	2.1%
Taiwan	1.9%
India	1.7%
Other Countries	5.3%
Currency exposure weightings (y)
United States Dollar	72.1%
Euro	6.8%
British Pound Sterling	4.3%
Swiss Franc	3.8%
Canadian Dollar	2.8%
Hong Kong Dollar	2.4%
South Korean Won	2.1%
Taiwan Dollar	1.9%
Indian Rupee	1.7%
Other Currencies	2.1%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	1.22%	$1,000.00	$1,154.89	$6.52
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
B	Actual	1.97%	$1,000.00	$1,150.75	$10.51
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$1,150.68	$10.51
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$1,156.55	$5.19
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R1	Actual	1.97%	$1,000.00	$1,150.55	$10.50
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.47%	$1,000.00	$1,153.56	$7.85
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$1,155.08	$6.52
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$1,156.21	$5.19
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R6	Actual	0.89%	$1,000.00	$1,156.83	$4.76
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 2.4%
Diageo PLC	231,710	$10,585,069
Kweichow Moutai Co. Ltd.	31,167	7,952,961
		$18,538,030
Apparel Manufacturers – 6.0%
Adidas AG	53,322	$9,367,979
Burberry Group PLC	264,258	8,617,901
LVMH Moet Hennessy Louis Vuitton SE	17,462	16,759,240
NIKE, Inc., “B”	91,184	11,554,836
		$46,299,956
Automotive – 1.4%
Aptiv PLC (a)	104,623	$10,761,522
Brokerage & Asset Managers – 1.0%
Blackstone, Inc.	23,070	$2,060,843
Charles Schwab Corp.	112,509	5,877,470
		$7,938,313
Business Services – 8.1%
Accenture PLC, “A”	76,927	$21,561,869
CGI, Inc. (a)	127,029	12,892,761
Equifax, Inc.	40,283	8,394,172
Fiserv, Inc. (a)	90,826	11,091,671
Thomson Reuters Corp.	26,510	3,486,011
Verisk Analytics, Inc., “A”	26,603	5,163,908
		$62,590,392
Computer Software – 8.3%
Adobe Systems, Inc. (a)	37,040	$13,984,822
Black Knight, Inc. (a)	146,529	8,006,345
Microsoft Corp.	136,675	41,994,760
		$63,985,927
Computer Software - Systems – 3.0%
Apple, Inc.	112,207	$19,039,284
Samsung Electronics Co. Ltd.	87,970	4,334,140
		$23,373,424
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.4%
Otis Worldwide Corp.	101,604	$8,666,821
Sherwin-Williams Co.	40,919	9,719,899
		$18,386,720
Consumer Products – 4.7%
Church & Dwight Co., Inc.	221,479	$21,510,041
Estee Lauder Cos., Inc., “A”	25,219	6,222,032
Kose Corp.	26,800	3,116,926
Reckitt Benckiser Group PLC	69,859	5,649,793
		$36,498,792
Electrical Equipment – 5.3%
Amphenol Corp., “A”	182,366	$13,763,162
Fortive Corp.	170,412	10,751,293
Schneider Electric SE	52,538	9,178,867
TE Connectivity Ltd.	60,901	7,452,456
		$41,145,778
Electronics – 4.1%
Analog Devices, Inc.	67,157	$12,080,201
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	177,962	15,002,197
Texas Instruments, Inc.	26,931	4,502,863
		$31,585,261
Food & Beverages – 2.6%
McCormick & Co., Inc.	103,713	$9,111,187
Nestle S.A.	74,277	9,523,121
PepsiCo, Inc.	8,324	1,588,968
		$20,223,276
General Merchandise – 1.7%
B&M European Value Retail S.A.	1,364,016	$8,239,823
Dollarama, Inc.	79,316	4,912,868
		$13,152,691
Insurance – 2.7%
Aon PLC	42,087	$13,685,851
Marsh & McLennan Cos., Inc.	38,032	6,852,986
		$20,538,837
Internet – 10.3%
Alphabet, Inc., “A” (a)	356,704	$38,288,607
Gartner, Inc. (a)	35,751	10,813,247
NAVER Corp.	84,535	12,269,843
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Tencent Holdings Ltd.	414,600	$18,340,758
		$79,712,455
Leisure & Toys – 1.5%
Electronic Arts, Inc.	87,492	$11,135,982
Machinery & Tools – 1.5%
Daikin Industries Ltd.	28,200	$5,130,511
Eaton Corp. PLC	37,764	6,311,120
		$11,441,631
Medical & Health Technology & Services – 1.8%
ICON PLC (a)	72,232	$13,918,384
Medical Equipment – 9.6%
Abbott Laboratories	37,410	$4,132,683
Agilent Technologies, Inc.	66,230	8,969,529
Becton, Dickinson and Co.	30,017	7,933,793
Boston Scientific Corp. (a)	313,163	16,322,056
Danaher Corp.	40,543	9,605,042
STERIS PLC	67,549	12,736,364
Stryker Corp.	17,422	5,220,502
Thermo Fisher Scientific, Inc.	17,161	9,522,639
		$74,442,608
Other Banks & Diversified Financials – 8.0%
Credicorp Ltd.	42,573	$5,767,790
HDFC Bank Ltd.	640,737	13,258,188
Julius Baer Group Ltd.	70,621	5,060,230
Mastercard, Inc., “A”	15,191	5,773,036
Moody's Corp.	28,636	8,966,504
Visa, Inc., “A”	98,956	23,030,030
		$61,855,778
Pharmaceuticals – 1.1%
Roche Holding AG	27,571	$8,647,457
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	58,337	$7,730,958
Railroad & Shipping – 2.6%
Canadian Pacific Kansas City Ltd.	258,473	$20,378,011
Restaurants – 0.8%
Starbucks Corp.	52,734	$6,026,969
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.8%
Sika AG	22,926	$6,304,249
Specialty Stores – 2.4%
Ross Stores, Inc.	94,334	$10,068,268
TJX Cos., Inc.	103,740	8,176,787
		$18,245,055
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	50,945	$10,412,649
Cellnex Telecom S.A.	222,473	9,372,847
		$19,785,496
Utilities - Electric Power – 1.3%
Xcel Energy, Inc.	143,254	$10,014,887
Total Common Stocks (Identified Cost, $518,252,959)		$764,658,839
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $7,392,528)	7,392,347	$7,393,825

Other Assets, Less Liabilities – 0.1%		644,801
Net Assets – 100.0%		$772,697,465

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,393,825 and $764,658,839, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $518,252,959)	$764,658,839
Investments in affiliated issuers, at value (identified cost, $7,392,528)	7,393,825
Receivables for
Fund shares sold	1,163,615
Dividends	1,012,161
Other assets	40,859
Total assets	$774,269,299
Liabilities
Payables for
Fund shares reacquired	$733,585
Payable to affiliates
Investment adviser	12,537
Administrative services fee	1,317
Shareholder servicing costs	128,872
Distribution and service fees	10,642
Payable for independent Trustees' compensation	1,661
Deferred country tax expense payable	571,071
Accrued expenses and other liabilities	112,149
Total liabilities	$1,571,834
Net assets	$772,697,465
Net assets consist of
Paid-in capital	$529,727,831
Total distributable earnings (loss)	242,969,634
Net assets	$772,697,465
Shares of beneficial interest outstanding	14,035,564
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$321,571,338	5,930,340	$54.22
Class B	2,681,446	60,847	44.07
Class C	11,501,272	265,001	43.40
Class I	108,647,774	1,932,249	56.23
Class R1	715,212	16,524	43.28
Class R2	2,236,515	43,385	51.55
Class R3	5,379,791	99,745	53.94
Class R4	5,861,648	107,133	54.71
Class R6	314,102,469	5,580,340	56.29

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $57.53 [100 / 94.25 x $54.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,602,223
Non-cash dividends	868,538
Dividends from affiliated issuers	159,925
Income on securities loaned	235
Other	74
Foreign taxes withheld	(362,498)
Total investment income	$5,268,497
Expenses
Management fee	$3,225,207
Distribution and service fees	467,992
Shareholder servicing costs	247,127
Administrative services fee	57,812
Independent Trustees' compensation	6,373
Custodian fee	44,599
Shareholder communications	32,334
Audit and tax fees	46,215
Legal fees	1,550
Miscellaneous	99,293
Total expenses	$4,228,502
Fees paid indirectly	(141)
Reduction of expenses by investment adviser and distributor	(389,687)
Net expenses	$3,838,674
Net investment income (loss)	$1,429,823
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,916 country tax)	$(1,017,680)
Affiliated issuers	621
Foreign currency	(21,843)
Net realized gain (loss)	$(1,038,902)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $197,363 increase in deferred country tax)	$101,292,780
Affiliated issuers	1,297
Translation of assets and liabilities in foreign currencies	65,032
Net unrealized gain (loss)	$101,359,109
Net realized and unrealized gain (loss)	$100,320,207
Change in net assets from operations	$101,750,030
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$1,429,823	$65,987
Net realized gain (loss)	(1,038,902)	26,165,847
Net unrealized gain (loss)	101,359,109	(203,512,852)
Change in net assets from operations	$101,750,030	$(177,281,018)
Total distributions to shareholders	$(23,467,992)	$(51,218,126)
Change in net assets from fund share transactions	$55,505,567	$8,944,365
Total change in net assets	$133,787,605	$(219,554,779)
Net assets
At beginning of period	638,909,860	858,464,639
At end of period	$772,697,465	$638,909,860
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$48.60	$65.93	$51.22	$46.53	$40.55	$40.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$(0.07)	$(0.04)	$(0.01)	$0.10	$0.09
Net realized and unrealized gain (loss)	7.35	(13.29)	16.54	5.62	7.73	1.27
Total from investment operations	$7.41	$(13.36)	$16.50	$5.61	$7.83	$1.36
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.04)	$(0.04)	$(0.07)
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(3.97)	$(1.79)	$(0.92)	$(1.85)	$(1.47)
Net asset value, end of period (x)	$54.22	$48.60	$65.93	$51.22	$46.53	$40.55
Total return (%) (r)(s)(t)(x)	15.49(n)	(21.58)	32.86	12.17	20.28	3.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.33	1.32	1.36	1.38	1.39
Expenses after expense reductions (f)	1.22(a)	1.22	1.22	1.21	1.31	1.37
Net investment income (loss)	0.25(a)	(0.13)	(0.06)	(0.03)	0.23	0.21
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$321,571	$287,675	$391,787	$290,411	$283,181	$214,801
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$39.95	$55.29	$43.53	$39.93	$35.28	$35.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.41)	$(0.42)	$(0.32)	$(0.20)	$(0.20)
Net realized and unrealized gain (loss)	6.02	(10.96)	13.97	4.80	6.66	1.12
Total from investment operations	$5.91	$(11.37)	$13.55	$4.48	$6.46	$0.92
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)
Net asset value, end of period (x)	$44.07	$39.95	$55.29	$43.53	$39.93	$35.28
Total return (%) (r)(s)(t)(x)	15.07(n)	(22.17)	31.86	11.34	19.36	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.08	2.07	2.11	2.13	2.14
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	2.08	2.13
Net investment income (loss)	(0.50)(a)	(0.88)	(0.82)	(0.78)	(0.54)	(0.55)
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$2,681	$2,646	$4,537	$4,277	$4,928	$5,020
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$39.37	$54.55	$42.96	$39.42	$34.85	$35.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.40)	$(0.41)	$(0.32)	$(0.20)	$(0.20)
Net realized and unrealized gain (loss)	5.92	(10.81)	13.79	4.74	6.58	1.11
Total from investment operations	$5.82	$(11.21)	$13.38	$4.42	$6.38	$0.91
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)
Net asset value, end of period (x)	$43.40	$39.37	$54.55	$42.96	$39.42	$34.85
Total return (%) (r)(s)(t)(x)	15.07(n)	(22.17)	31.89	11.33	19.37	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.08	2.07	2.11	2.13	2.14
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	2.07	2.13
Net investment income (loss)	(0.50)(a)	(0.88)	(0.81)	(0.78)	(0.55)	(0.55)
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$11,501	$10,690	$17,013	$14,222	$13,332	$8,857
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$50.27	$67.95	$52.63	$47.77	$41.58	$41.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.07	$0.12	$0.09	$0.25	$0.19
Net realized and unrealized gain (loss)	7.62	(13.74)	17.01	5.79	7.89	1.29
Total from investment operations	$7.75	$(13.67)	$17.13	$5.88	$8.14	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.02)	$(0.14)	$(0.14)	$(0.14)
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(4.01)	$(1.81)	$(1.02)	$(1.95)	$(1.54)
Net asset value, end of period (x)	$56.23	$50.27	$67.95	$52.63	$47.77	$41.58
Total return (%) (r)(s)(t)(x)	15.65(n)	(21.39)	33.19	12.45	20.58	3.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.08	1.07	1.10	1.13	1.14
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	0.97	1.06	1.13
Net investment income (loss)	0.50(a)	0.12	0.19	0.17	0.56	0.44
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$108,648	$91,871	$126,593	$98,214	$83,727	$22,537
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$39.27	$54.42	$42.86	$39.33	$34.78	$35.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.40)	$(0.40)	$(0.32)	$(0.18)	$(0.20)
Net realized and unrealized gain (loss)	5.90	(10.78)	13.75	4.73	6.54	1.11
Total from investment operations	$5.80	$(11.18)	$13.35	$4.41	$6.36	$0.91
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)
Net asset value, end of period (x)	$43.28	$39.27	$54.42	$42.86	$39.33	$34.78
Total return (%) (r)(s)(t)(x)	15.06(n)	(22.17)	31.89	11.33	19.35	2.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.08	2.07	2.11	2.13	2.14
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	2.10	2.13
Net investment income (loss)	(0.51)(a)	(0.88)	(0.79)	(0.80)	(0.52)	(0.56)
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$715	$617	$766	$442	$317	$862
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$46.34	$63.20	$49.29	$44.88	$39.24	$39.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.20)	$(0.18)	$(0.13)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	7.00	(12.69)	15.88	5.42	7.48	1.24
Total from investment operations	$7.00	$(12.89)	$15.70	$5.29	$7.45	$1.22
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)
Net asset value, end of period (x)	$51.55	$46.34	$63.20	$49.29	$44.88	$39.24
Total return (%) (r)(s)(t)(x)	15.36(n)	(21.78)	32.52	11.90	19.95	3.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.58	1.57	1.61	1.63	1.64
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.58	1.63
Net investment income (loss)	0.00(a)(w)	(0.38)	(0.31)	(0.27)	(0.07)	(0.05)
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$2,237	$2,219	$4,491	$3,207	$2,202	$2,581
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$48.35	$65.62	$50.99	$46.29	$40.33	$40.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$(0.07)	$(0.05)	$(0.01)	$0.08	$0.08
Net realized and unrealized gain (loss)	7.32	(13.23)	16.47	5.59	7.71	1.26
Total from investment operations	$7.38	$(13.30)	$16.42	$5.58	$7.79	$1.34
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.00)(w)	$(0.02)	$(0.07)
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.83)	$(1.47)
Net asset value, end of period (x)	$53.94	$48.35	$65.62	$50.99	$46.29	$40.33
Total return (%) (r)(s)(t)(x)	15.51(n)	(21.59)	32.86	12.18	20.28	3.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.33	1.32	1.36	1.38	1.39
Expenses after expense reductions (f)	1.22(a)	1.22	1.22	1.22	1.33	1.38
Net investment income (loss)	0.25(a)	(0.13)	(0.07)	(0.02)	0.19	0.19
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$5,380	$3,240	$4,915	$4,237	$4,106	$4,324
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$48.97	$66.29	$51.38	$46.65	$40.66	$40.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.07	$0.11	$0.11	$0.21	$0.19
Net realized and unrealized gain (loss)	7.39	(13.38)	16.60	5.64	7.73	1.27
Total from investment operations	$7.53	$(13.31)	$16.71	$5.75	$7.94	$1.46
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.01)	$(0.14)	$(0.14)	$(0.15)
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(4.01)	$(1.80)	$(1.02)	$(1.95)	$(1.55)
Net asset value, end of period (x)	$54.71	$48.97	$66.29	$51.38	$46.65	$40.66
Total return (%) (r)(s)(t)(x)	15.62(n)	(21.38)	33.19	12.47	20.55	3.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.08	1.07	1.11	1.13	1.14
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	0.97	1.06	1.13
Net investment income (loss)	0.52(a)	0.13	0.18	0.22	0.49	0.46
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$5,862	$1,816	$2,153	$1,613	$1,662	$484
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$50.31	$67.99	$52.65	$47.77	$41.59	$41.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.12	$0.17	$0.14	$0.23	$0.23
Net realized and unrealized gain (loss)	7.62	(13.74)	17.01	5.78	7.93	1.30
Total from investment operations	$7.77	$(13.62)	$17.18	$5.92	$8.16	$1.53
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.05)	$(0.16)	$(0.17)	$(0.19)
From net realized gain	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)
Total distributions declared to shareholders	$(1.79)	$(4.06)	$(1.84)	$(1.04)	$(1.98)	$(1.59)
Net asset value, end of period (x)	$56.29	$50.31	$67.99	$52.65	$47.77	$41.59
Total return (%) (r)(s)(t)(x)	15.68(n)	(21.31)	33.30	12.54	20.64	3.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.00	0.99	1.03	1.05	1.07
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	0.99	1.06
Net investment income (loss)	0.58(a)	0.20	0.27	0.28	0.53	0.53
Portfolio turnover	11(n)	20	22	39	21	22
Net assets at end of period (000 omitted)	$314,102	$238,136	$306,209	$212,634	$126,958	$68,931

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
22

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
23

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$522,778,340	$—	$—	$522,778,340
Canada	41,669,651	—	—	41,669,651
United Kingdom	—	33,092,586	—	33,092,586
Switzerland	8,647,457	20,887,600	—	29,535,057
China	—	26,293,719	—	26,293,719
France	16,759,240	9,178,867	—	25,938,107
South Korea	—	16,603,983	—	16,603,983
Taiwan	15,002,197	—	—	15,002,197
India	—	13,258,188	—	13,258,188
Other Countries	15,135,769	25,351,242	—	40,487,011
Mutual Funds	7,393,825	—	—	7,393,825
Total	$627,386,479	$144,666,185	$—	$772,052,664
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
24

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
25

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$5,593,687
Long-term capital gains	45,624,439
Total distributions	$51,218,126
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$528,076,557
Gross appreciation	255,328,909
Gross depreciation	(11,352,802)
Net unrealized appreciation (depreciation)	$243,976,107
As of 10/31/22
Undistributed long-term capital gain	22,607,057
Other temporary differences	(55,410)
Net unrealized appreciation (depreciation)	142,135,949
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
26

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/23	Year ended 10/31/22
Class A	$10,509,223	$23,491,411
Class B	116,099	309,629
Class C	473,653	1,215,564
Class I	3,263,175	7,468,790
Class R1	28,436	56,495
Class R2	85,967	273,119
Class R3	118,756	298,884
Class R4	259,848	123,454
Class R6	8,612,835	17,980,780
Total	$23,467,992	$51,218,126
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $46,746, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this reduction amounted to $342,896, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,589 for the six months ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 384,597
Class B	0.75%	0.25%	1.00%	1.00%	13,476
Class C	0.75%	0.25%	1.00%	1.00%	56,078
Class R1	0.75%	0.25%	1.00%	1.00%	3,425
Class R2	0.25%	0.25%	0.50%	0.50%	5,642
Class R3	—	0.25%	0.25%	0.25%	4,774
Total Distribution and Service Fees					$467,992
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2023, this rebate amounted to $45 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2023, were as follows:
Amount
Class A	$1,563
Class B	88
Class C	49
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2023, the fee was $53,796, which equated to 0.0150% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $193,331.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $108,662,091 and $79,675,391, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	181,187	$9,374,567	483,754	$27,408,011
Class B	44	1,817	204	11,025
Class C	14,548	608,778	19,153	859,818
Class I	320,027	16,927,398	818,474	44,853,839
Class R1	1,649	68,606	2,318	104,219
Class R2	4,293	212,456	6,357	330,334
Class R3	53,631	2,851,279	10,773	549,985
Class R4	115,559	6,002,281	6,075	346,432
Class R6	1,298,514	69,496,892	1,149,066	64,935,458
	1,989,452	$105,544,074	2,496,174	$139,399,121
Shares issued to shareholders in reinvestment of distributions
Class A	197,858	$10,041,644	361,063	$22,433,130
Class B	2,764	114,360	5,950	305,932
Class C	11,565	471,153	23,930	1,212,544
Class I	61,672	3,242,697	115,424	7,402,140
Class R1	700	28,436	1,118	56,495
Class R2	1,780	85,967	4,599	273,076
Class R3	2,353	118,756	4,836	298,883
Class R4	5,079	259,848	1,976	123,453
Class R6	157,524	8,288,929	272,289	17,459,199
	441,295	$22,651,790	791,185	$49,564,852
Shares reacquired
Class A	(367,847)	$(19,068,378)	(867,724)	$(48,815,737)
Class B	(8,181)	(342,446)	(21,988)	(1,045,537)
Class C	(32,647)	(1,357,139)	(83,457)	(3,752,277)
Class I	(276,832)	(14,686,983)	(969,502)	(53,919,443)
Class R1	(1,541)	(64,501)	(1,797)	(80,509)
Class R2	(10,564)	(529,373)	(34,145)	(1,791,567)
Class R3	(23,250)	(1,206,903)	(23,501)	(1,310,152)
Class R4	(50,583)	(2,628,357)	(3,452)	(215,116)
Class R6	(609,360)	(32,806,217)	(1,191,261)	(69,089,270)
	(1,380,805)	$(72,690,297)	(3,196,827)	$(180,019,608)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	11,198	$347,833	(22,907)	$1,025,404
Class B	(5,373)	(226,269)	(15,834)	(728,580)
Class C	(6,534)	(277,208)	(40,374)	(1,679,915)
Class I	104,867	5,483,112	(35,604)	(1,663,464)
Class R1	808	32,541	1,639	80,205
Class R2	(4,491)	(230,950)	(23,189)	(1,188,157)
Class R3	32,734	1,763,132	(7,892)	(461,284)
Class R4	70,055	3,633,772	4,599	254,769
Class R6	846,678	44,979,604	230,094	13,305,387
	1,049,942	$55,505,567	90,532	$8,944,365
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $1,797 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,633,510	$53,904,423	$50,146,026	$621	$1,297	$7,393,825

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$159,925	$—
32

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 15, 2023

* Print name and title of each signing officer under his or her signature.